Equity Investment (Schedule Of Error Corrections And Prior Period Adjustments) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Previously Reported [Member]	Sep. 30, 2013 Previously Reported [Member]	Jun. 30, 2013 Previously Reported [Member]	Mar. 31, 2013 Previously Reported [Member]	Dec. 31, 2013 Restatement Adjustment [Member]	Sep. 30, 2013 Restatement Adjustment [Member]	Jun. 30, 2013 Restatement Adjustment [Member]	Mar. 31, 2013 Restatement Adjustment [Member]	Sep. 30, 2013 Difference [Member]	Jun. 30, 2013 Difference [Member]	Mar. 31, 2013 Difference [Member]
Equity Investment Balance	$ 10,124,831	$ 6,854,004	$ 10,125,000	$ 8,942,000	$ 9,014,000	$ 7,857,000	$ 10,125,000	$ 10,256,000	$ 11,063,000	$ 8,291,000	$ (1,314,000)	$ (2,049,000)	$ (434,000)
Accumulated Other Comprehensive Income balance	$ 29,876	$ (154,989)	$ (30,000)	$ 2,688,000	$ 1,775,000	$ 90,000	$ (30,000)	$ (30,000)	$ (23,000)	$ (1,000)	$ 2,718,000	$ 1,798,000	$ 91,000